DIVIDEND PREFERENCE SHARES (Tables)	6 Months Ended
Jun. 30, 2025
DIVIDEND PREFERENCE SHARES
Schedule of dividend preference shares (DPS)

Preference shares	Timing of issuance (year)	No of shares	Dividend (%) (v)	Other principles
Dividend Preference Shares 1 (“DPS 1”)	2022	600,000,000	0.01%/year	(i), (ii), (iii), (iv), (vi)
Dividend Preference Shares 3 (“DPS 3”)	2022	2,578,216,022	0.01%/year	(i), (iv)
Dividend Preference Shares 4 (“DPS 4”)	2022	4,573,371,392	9%/year	(i), (ii), (iii), (iv), (vi)
Dividend Preference Shares 5 (“DPS 5”)	2024 and 2025	3,000,000,000	12%/year (unpaid dividends shall be accumulative)	(i), (ii), (iii)
TOTAL		10,751,587,414
(i)	Par value of share: 10,000 VND. These DPS carry no voting right and are not redeemable at the request of DPS shareholder.
(ii)	DPS shareholder has the right (but not the obligation) to convert DPS into VinFast Vietnam’s ordinary shares, as stipulated in the transaction documents.
(iii)

DPS shareholder has the right (but not the obligation) to exchange DPS into ordinary shares of the Company, as stipulated in the Share Exchange Agreements dated 31 December 2024 which were entered into between Vingroup JSC and the Company. The number of the Company’s ordinary shares to be issued shall be equal to the number of DPSs requested to be exchanged divided by a pre-determined exchange rate and rounded down to the nearest whole number. In all cases, the exchange rates shall be subject to customary adjustment terms.

(iv)

Unless DPSs have been converted into VinFast Vietnam's ordinary shares before VinFast Vietnam is dissolved, liquidated, or bankrupt, in the event of VinFast Vietnam's dissolution, liquidation, or bankruptcy, DPS shareholder shall have the same rights as ordinary shareholders to receive the remaining assets of VinFast Vietnam as specified in the transaction documents.

(v)

The payment of dividends shall be made provided that VinFast Vietnam’s net retained earnings for the year, after paying all dividends, is positive and the payment of dividends in the year does not lead to any breach of VinFast Vietnam’s obligations. Dividend may be paid at a time determined by VinFast Vietnam’s shareholders.

(vi)

As of December 31, 2024, terms and conditions of DPS 1 and DPS 4 were amended by including exchange rights as specified in the Share Exchange Agreements, which triggered extinguishment accounting. DPS 1 and DPS 4, following this amendment, are still qualified for equity classification. As a result, DPS 1 and DPS 4 were remeasured at fair value and the differences amounting to VND27,498,416 million between their fair value and carrying amount were recorded as a change in additional paid-in capital in 2024.